NET INCOME (LOSS) PER SHARE - Antidilutive securities (Details) - shares	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities			0	0
Restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	6,813,166	47,446	22,524,000	97,718,000
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	84,866
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	4,235